TRANSACTIONS WITH PARTIES IN INTEREST (Details) - 401(k) Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
TRANSACTIONS WITH PARTIES IN INTEREST
Dividends	$ 33,524,000
Unrealized gains/losses on the common stock	400,708,000
Employer | MCDONALD'S CORPORATION COMMON STOCK
TRANSACTIONS WITH PARTIES IN INTEREST
Dividends	33,521,091
Realized gains on the common stock	67,098,630
Unrealized gains/losses on the common stock	$ 11,318,990
Number of shares held	4,424,735	4,979,636
Selling price	$ 81,348,405
Number of shares sold	266,488
Plan investment manager
TRANSACTIONS WITH PARTIES IN INTEREST
Fees paid	$ 954,153